Group entities - Narrative (Details)			5 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 07, 2022 tons	Jun. 06, 2022 joint_venture	Dec. 31, 2023	Dec. 31, 2022 tons	Dec. 31, 2021	Jun. 21, 2022
Disclosure Of Interests In Other Entities [Line Items]
Number of joint venture companies					2
Proportion of ownership interest in subsidiary				100.00%
TI Asia Ltd and TI Africa Ltd
Disclosure Of Interests In Other Entities [Line Items]
Percentage of voting equity interests acquired		50.00%		50.00%			50.00%
Number of subsidiaries		2
Proportion of ownership interest in subsidiary	100.00%
Tankers Agencies (UK) Ltd
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in joint venture				50.00%	50.00%	50.00%
Portion of outstanding shares owned in joint venture				61.00%
Tankers International LLC
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in joint venture				50.00%	50.00%	50.00%
Portion of outstanding shares owned in joint venture				59.00%
TI Asia Ltd and TI Africa Ltd
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in joint venture		50.00%
Number of joint venture companies | joint_venture			2
TI Asia Ltd
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in joint venture			50.00%		50.00%	50.00%
TI Africa Ltd
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in joint venture			50.00%		50.00%	50.00%